NVIT American Funds Growth-Income Fund
Summary Prospectus May 2, 2022

Class II / Class P

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. This Summary Prospectus is intended for use in connection with variable insurance contracts, and is not intended for use by other investors. The Fund’s Prospectus and Statement of Additional Information, each dated May 2, 2022 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundsnvit, email a request to web_help@nationwide.com or call 800-848-0920, or ask any variable insurance contract provider who offers shares of the Fund as an underlying investment option in its products.

Objective
The NVIT American Funds Growth-Income Fund (the “Fund” or “Feeder Fund”) seeks to achieve long-term growth of capital and income.
Fees and Expenses(1)
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II Shares	Class P Shares
Management Fees	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.58%	0.33%
Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waiver/Expense Reimbursement(2)	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.93%	0.68%
(1) The Fees and Expenses table and the Example below reflect the aggregate expenses of both the Master Growth-Income Fund (as described in the Principal Investment Strategies section below) and the Fund.
(2) Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2023 and may be renewed at that time.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers
NSP-AM-GI (5/22)
Summary Prospectus May 2, 2022

NVIT American Funds Growth-Income Fund

that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II Shares	$95	$329	$581	$1,304
Class P Shares	69	250	446	1,011
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As set forth in the Financial Highlights of the Fund, during the most recent fiscal year, the Fund’s portfolio turnover rate was 4.16% of the average value of its portfolio. As set forth in the Financial Highlights of the Master Fund (as defined below), during the most recent fiscal year, the Master Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests all of its assets in the Class 1 shares of the Growth-Income Fund (the “Master Growth-Income Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth-Income Fund invests primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its net assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The Master Growth-Income Fund may have significant investments in particular sectors. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.
The Master Growth-Income Fund’s investment adviser uses a system of multiple portfolio managers in managing the Master Growth-Income Fund’s assets. Under this approach, the portfolio of the Master Growth-Income Fund is divided into segments managed by individual portfolio managers.
The Master Growth-Income Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth-Income Fund’s portfolio investments. The basic investment philosophy of the Master Growth-Income Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Growth-Income Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate through its investment in the Master Growth-Income Fund. These changes may occur because of:
Equity securities risk– stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
 Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
 Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Master Growth-Income Fund invests.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual
Summary Prospectus May 2, 2022

NVIT American Funds Growth-Income Fund

companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Convertible securities risk - the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Master-feeder structure risk – other “feeder” funds also may invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.
Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Growth-Income Fund's investment adviser may not produce the desired results. This could cause the Fund to lose value or its performance to lag those of relevant benchmarks or other funds with similar objectives.
Lending of portfolio securities risk – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the Fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year
Summary Prospectus May 2, 2022

NVIT American Funds Growth-Income Fund

to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns– Class II Shares
(Years Ended December 31,)

Highest Quarter:	19.87%	–	2Q 2020
Lowest Quarter:	-19.86%	–	1Q 2020
The Fund had not commenced offering Class P shares as of the date of this Prospectus. Therefore, pre-inception historical performance for Class P shares is based on the previous performance of Class II shares. Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Class II Shares	23.65%	15.95%	14.98%
Class P Shares	23.65%	15.95%	14.98%
S&P 500® Index (reflects no deduction for fees or expenses)	28.71%	18.47%	16.55%
Portfolio Management
Investment Adviser to the Master Funds
Capital Research and Management CompanySM (“Capital Research”)
Portfolio Managers
Portfolio Manager	Title	Length of Service
Charles E. Ellwein	Partner– Capital Research Global Investors, a division of Capital Research	Since 2015
Donald D. O’Neal	Partner– Capital International Investors, a division of Capital Research	Since 2005
J. Blair Frank	Partner– Capital Research Global Investors, a division of Capital Research	Since 2006
William L. Robbins	Partner– Capital International Investors, a division of Capital Research	Since 2011
Keiko McKibben	Partner– Capital Research Global Investors, a division of Capital Research	Since 2014
Carlos A. Schonfeld	Partner– Capital International Investors, a division of Capital Research	Since 2014
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Summary Prospectus May 2, 2022

NVIT American Funds Growth-Income Fund

Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.
Summary Prospectus May 2, 2022

NVIT American Funds Growth-Income Fund

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Summary Prospectus May 2, 2022

NVIT American Funds Growth-Income Fund